February 28, 2001

Evergreen Select
Money Market Funds
Annual Report

Evergreen Funds
SINCE 1932

MUTUAL FUND
SERVICE AWARD
2000

Evergreen Funds

Evergreen Funds is one of the nation’s fastest growing investment companies with more than $80 billion in assets under management.

We offer over 80 mutual funds to choose among and acclaimed service and operations capabilities, giving investors a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

Evergreen Distributor, Inc.
Evergreen FundsSM is a service mark of Evergreen Investment Services, Inc.

Letter to Shareholders
April 2001

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Select Money Market Funds annual report, which covers the twelve-month period ended February 28, 2001.

A Challenging Environment for Investors

During the final half of 2000, stocks continued to suffer as growth in the stock market dramatically slowed. Investors watched as the Federal Reserve Board acted to stem inflation by raising interest rates. While growth in areas such as technology, communications and biotechnology stocks reigned supreme in the beginning of 2000, they underwent a volatile environment during the last six months of the year.

In the first part of the period, the Federal Reserve Board responded aggressively by increasing interest rates several times during the final six months of 2000, resulting in the highest Fed funds rate since May 1995. More recently, in an effort to stimulate the sluggish economy, the Federal Reserve Board reversed course and decreased interest rates three times since the beginning of 2001. The movements of the Federal Reserve Board are being closely monitored and we believe there may be more interest rate decreases to follow in the coming months.

Despite the recent volatility, the threat of inflation and the Federal Reserve’s response to it, investors remain positive about the U.S. economy and the long-term potential of the U.S. markets. At Evergreen, we believe the economy is still fundamentally strong and that the Federal Reserve Board will continue to act aggressively to contain inflation. We remain cautiously optimistic about continued growth in the markets and believe there is a valuable lesson to be learned from the market volatility of the last six months: remaining focused on your goals and ensuring that your investments are suitable for your specific needs.

The Value of Diversification

An environment like this year’s offers many reasons for building a diversified portfolio rather than trying to predict the market’s movements. Diversification provides exposure to many different opportunities while reducing the risk of any single investment or strategy. We encourage you to talk to your financial advisor to confirm that your investment portfolio is appropriately diversified and structured to support your long-term investment objectives. Please visit us online at www.evergreeninvestments.com for more information about Evergreen Funds.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

EVERGREEN
Select Money Market Fund
Fund at a Glance as of February 28, 2001

PORTFOLIO COMPOSITION
(based on 2/28/2001 portfolio assets)

Portfolio
Management

PERFORMANCE AND RETURNS[1]
Portfolio Inception Date: 11/19/1996 Class Inception Date	Institutional Shares (Class I) 11/19/1996	Institutional Service Shares (Class IS) 11/26/1996	Lipper Institutional Money Markets Average	90-Day Treasury Bill

Average Annual Total Returns

1 year	6.50%	6.23%	6.19%	5.92%

3 years	5.80%	5.54%	5.51%	5.20%

Since Portfolio Inception	5.78%	5.51%	5.51%	5.19%

7-day annualized yield	5.72%	5.47%	n/a	n/a

30-day annualized yield	5.83%	5.58%	n/a	n/a

12-month distributions per share	$0.063	$0.061	n/a	n/a

7-DAY ANNUALIZED YIELD

Total Net Assets:	$9,519,880,060
Average Maturity:	36 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The Fund incurs 12b-1 expenses of 0.25% for Class IS. Class I shares pay no 12b-1 expenses.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The Fund’s investment objective is non-fundamental and may be changed without a vote of the Fund’s shareholders.

U.S. government guarantees apply only to the underlying securities of the Fund’s portfolio and not to the Fund’s shares.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective.

The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

All data is as of February 28, 2001 and is subject to change.

EVERGREEN
Select Municipal Money Market Fund
Fund at a Glance as of February 28, 2001

PORTFOLIO COMPOSITION
(based on 2/28/2001 portfolio assets)

Portfolio Management

PERFORMANCE AND RETURNS[1]
Portfolio Inception Date: 11/20/1996 Class Inception Date	Institutional Shares (Class I) 11/20/1996	Institutional Service Shares (Class IS) 11/25/1996	Lipper Institutional Tax Exempt Money Markets Average	90-Day Treasury Bill

Average Annual Total Returns

1 year	4.31%	4.05%	3.81%	5.92%

3 years	3.78%	3.52%	3.33%	5.20%

Since Portfolio Inception	3.74%	3.48%	3.46%	5.19%

7-day annualized yield	3.76%	3.50%	n/a	n/a

30-day annualized yield	3.89%	3.64%	n/a	n/a

12-month distributions per share	$0.042	$0.040	n/a	n/a

7-DAY ANNUALIZED YIELD

Total Net Assets:	$1,608,336,962
Average Maturity:	7 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The Fund incurs 12b-1 expenses of 0.25% for Class IS. Class I shares pay no 12b-1 expenses.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The Fund’s investment objective is non-fundamental and may be changed without a vote of the Fund’s shareholders.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

U.S. government guarantees apply only to the underlying securities of the Fund’s portfolio and not to the Fund’s shares.

All data is as of February 28, 2001 and is subject to change.

EVERGREEN
Select Treasury Money Market Fund
Fund at a Glance as of February 28, 2001

PORTFOLIO COMPOSITION
(based on 2/28/2001 portfolio assets)

Portfolio Management

PERFORMANCE AND RETURNS[1]
Portfolio Inception Date: 11/20/1996 Class Inception Date	Institutional Shares (Class I) 11/20/1996	Institutional Service Shares (Class IS) 11/27/1996	Lipper Institutional U.S.Treasury Money Markets Average	90-day Treasury Bill

Average Annual Total Returns

1 year	6.19%	5.93%	5.89%	5.92%

3 years	5.49%	5.23%	5.16%	5.20%

Since Portfolio Inception	5.50%	5.23%	4.14%	5.19%

7-day annualized yield	5.30%	5.05%	n/a	n/a

30-day annualized yield	5.36%	5.11%	n/a	n/a

12-month distributions per share	$0.060	$0.058	n/a	n/a

7-DAY ANNUALIZED YIELD

Total Net Assets:	$3,334,366,672
Average Maturity:	8 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The Fund incurs 12b-1 expenses of 0.25% for Class IS. Class I shares pay no 12b-1 expenses.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The Fund’s investment objective is non-fundamental and may be changed without a vote of the Fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the Fund’s portfolio and not to the Fund’s shares.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

The Fund’s yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective.

All data is as of February 28, 2001 and subject to change.

EVERGREEN
Select U.S. Government Money Market Fund
Fund at a Glance as of February 28, 2001

PORTFOLIO COMPOSITION
(based on 2/28/2001 portfolio assets)

Portfolio
Management

PERFORMANCE AND RETURNS[1]
Portfolio Inception Date: 10/1/1999 Class Inception Date	Institutional Shares (Class I) 10/1/1999	Institutional Service Shares (Class IS) 10/1/1999	Lipper Institutional U.S. Government Money Markets Average	90-Day Treasury Bill

Average Annual Total Returns

1 year	6.30%	6.04%	5.75%	5.92%

Since Portfolio Inception	6.07%	5.80%	5.14%	5.74%

7-day annualized yield	5.36%	5.11%	n/a	n/a

30-day annualized yield	5.44%	5.19%	n/a	n/a

12-month distributions per share	$0.061	$0.059	n/a	n/a

7-DAY ANNUALIZED YIELD

Total Net Assets:	$518,619,304
Average Maturity:	32 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The Fund incurs 12b-1 expenses of 0.25% for Class IS. Class I shares pay no 12b-1 expenses.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The Fund’s investment objective is non-fundamental and may be changed without a vote of the Fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the Fund’s portfolio and not to the Fund’s shares.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

The Fund’s yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective.

All data is as of February 28, 2001 and is subject to change.

EVERGREEN
Select 100% Treasury Money Market Fund
Fund at a Glance as of February 28, 2001

PORTFOLIO COMPOSITION
(based on 2/28/2001 portfolio assets)

Portfolio
Management

PERFORMANCE AND RETURNS*[1]
Portfolio Inception Date: 12/8/1997 Class Inception Date	Institutional Shares (Class I) 12/8/1997	Institutional Service Shares (Class IS) 12/23/1997	Lipper Institutional U.S. Treasury Money Markets Average	90-Day Treasury Bill

Average Annual Total Returns

1 year	5.98%	5.71%	5.89%	5.92%

3 years	5.24%	4.97%	5.16%	5.20%

Since Portfolio Inception	5.24%	4.98%	5.16%	5.20%

7-day annualized yield	5.48%	5.22%	n/a	n/a

30-day annualized yield	5.52%	5.27%	n/a	n/a

12-month distributions per share	$0.058	$0.056	n/a	n/a

7-DAY ANNUALIZED YIELD

Total Net Assets:	$523,440,906
Average Maturity:	57 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The Fund incurs 12b-1 expenses of 0.25% for Class IS. Class I shares pay no 12b-1 expenses.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The Fund’s investment objective is non-fundamental and may be changed without a vote of the Fund’s shareholders.

The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

U.S. government guarantees apply only to the underlying securities of the Fund’s portfolio and not to the Fund’s shares.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective.

All data is as of February 28, 2001 and is subject to change.

EVERGREEN
Select Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended February 28,
	2001	2000 (c)	1999	1998	1997 (a)

CLASS I SHARES

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.063	0.053	0.054	0.056	0.015

Less distributions to shareholders from

Net investment income	(0.063)	(0.053)	(0.054)	(0.056)	(0.015)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	6.50%	5.39%	5.53%	5.71%	1.57%

Ratios and supplemental data

Net assets, end of period (thousands)	$6,261,505	$3,848,005	$2,853,495	$1,051,741	$575,331

Ratios to average net assets
Expenses‡	0.21%	0.22%	0.21%	0.20%	0.07%†

Net investment income	6.31%	5.25%	5.35%	5.60%	5.48%†

	Year Ended February 28,
	2001	2000 (c)	1999	1998	1997 (b)

CLASS IS SHARES

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.061	0.05	0.051	0.053	0.014

Less distributions to shareholders from

Net investment income	(0.061)	(0.050)	(0.051)	(0.053)	(0.014)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	6.23%	5.13%	5.27%	5.45%	1.40%

Ratios and supplemental data

Net assets, end of period (thousands)	$3,258,376	$2,699,653	$2,242,693	$1,215,348	$867,294

Ratios to average net assets
Expenses‡	0.45%	0.47%	0.46%	0.45%	0.32%†

Net investment income	6.05%	5.00%	5.12%	5.33%	5.24%†

(a)	For the period from November 19, 1996 (commencement of class operations) to February 28, 1997.
(b)	For the period from November 26, 1996 (commencement of class operations) to February 28, 1997.
(c)	Year ended February 29.
†	Annualized.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

See Combined Notes to Financial Statements.

EVERGREEN
Select Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended February 28,
	2001	2000 (c)	1999	1998	1997 (a)

CLASS I SHARES

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.042	0.035	0.035	0.036	0.010

Less distributions to shareholders from

Net investment income	(0.042)	(0.035)	(0.035)	(0.036)	(0.010)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.31%	3.51%	3.52%	3.67%	0.96%

Ratios and supplemental data

Net assets, end of period (thousands)	$1,156,027	$937,122	$857,242	$441,988	$206,124

Ratios to average net assets
Expenses‡	0.21%	0.24%	0.18%	0.10%	0.05%†

Net investment income	4.20%	3.42%	3.41%	3.63%	3.50%†

	Year Ended February 28,
	2001	2000 (c)	1999	1998	1997 (b)

CLASS IS SHARES

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.040	0.032	0.032	0.034	0.008

Less distributions to shareholders from

Net investment income	(0.040)	(0.032)	(0.032)	(0.034)	(0.008)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.05%	3.26%	3.27%	3.41%	0.85%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 452,310	$129,041	$144,002	$ 61,778	$ 14,295

Ratios to average net assets
Expenses‡	0.46%	0.48%	0.42%	0.35%	0.30%†

Net investment income	3.92%	3.18%	3.17%	3.34%	3.19%†

(a)	For the period from November 20, 1996 (commencement of class operations) to February 28, 1997.
(b)	For the period from November 25, 1996 (commencement of class operations) to February 28, 1997.
(c)	Year ended February 29.
†	Annualized.
‡	Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

See Combined Notes to Financial Statements.

EVERGREEN
Select Treasury Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended February 28,
	2001	2000 (c)	1999	1998	1997 (a)

CLASS I SHARES

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.060	0.049	0.051	0.055	0.015

Less distributions to shareholders from

Net investment income	(0.060)	(0.049)	(0.051)	(0.055)	(0.015)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	6.19%	5.05%	5.24%	5.51%	1.49%

Ratios and supplemental data

Net assets, end of period (thousands)	$1,784,059	$1,685,986	$2,061,540	$1,256,701	$367,771

Ratios to average net assets
Expenses‡	0.19%	0.18%	0.21%	0.18%	0.06%†

Net investment income	6.01%	4.92%	5.10%	5.42%	5.24%†

	Year Ended February 28,
	2001	2000 (c)	1999	1998	1997 (b)

CLASS IS SHARES

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.058	0.047	0.049	0.052	0.013

Less distributions to shareholders from

Net investment income	(0.058)	(0.047)	(0.049)	(0.052)	(0.013)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	5.93%	4.79%	4.97%	5.25%	1.33%

Ratios and supplemental data

Net assets, end of period (thousands)	$1,550,308	$1,506,949	$1,471,842	$1,005,059	$509,369

Ratios to average net assets
Expenses‡	0.44%	0.43%	0.45%	0.43%	0.31%†

Net investment income	5.77%	4.67%	4.81%	5.17%	4.98%†

(a)	For the period from November 20, 1996 (commencement of class operations) to February 28, 1997.
(b)	For the period from November 27, 1996 (commencement of class operations) to February 28, 1997.
(c)	Year ended February 29.
†	Annualized.
‡	Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

See Combined Notes to Financial Statements.

EVERGREEN
Select U.S. Government Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended February 28,
	2001	2000 (a)

CLASS I SHARES

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.061	0.022

Less distributions to shareholders from

Net investment income	(0.061)	(0.022)

Net asset value, end of period	$ 1.00	$ 1.00

Total return	6.30%	2.23%

Ratios and supplemental data

Net assets, end of period (thousands)	$391,051	$138,156

Ratios to average net assets
Expenses‡	0.20%	0.20%†

Net investment income	6.13%	5.47%†

	Year Ended February 28,
	2001	2000 (a)

CLASS IS SHARES

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.059	0.021

Less distributions to shareholders from

Net investment income	(0.059)	(0.021)

Net asset value, end of period	$ 1.00	$ 1.00

Total return	6.04%	2.11%

Ratios and supplemental data

Net assets, end of period (thousands)	$127,569	$ 8

Ratios to average net assets
Expenses‡	0.45%	0.48%†

Net investment income	5.91%	4.59%†

(a)	For the period from October 1, 1999 (commencement of class operations) to February 29, 2000.
†	Annualized.
‡	Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

See Combined Notes to Financial Statements.

EVERGREEN
Select 100% Treasury Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended February 28,
	2001	2000 (c)	1999	1998 (a)

CLASS I SHARES

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.058	0.047	0.048	0.012

Less distributions to shareholders from

Net investment income	(0.058)	(0.047)	(0.048)	(0.012)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	5.98%	4.85%	4.88%	1.18%

Ratios and supplemental data

Net assets, end of period (thousands)	$239,204	$352,985	$546,122	$245,004

Ratios to average net assets
Expenses‡	0.12%	0.11%	0.17%	0.20%†

Net investment income	5.82%	4.72%	4.72%	5.18%†

	Year Ended February 28,
	2001	2000 (c)	1999	1998 (b)

CLASS IS SHARES

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.056	0.045	0.045	0.009

Less distributions to shareholders from

Net investment income	(0.056)	(0.045)	(0.045)	(0.009)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	5.71%	4.59%	4.62%	0.93%

Ratios and supplemental data

Net assets, end of period (thousands)	$284,237	$178,432	$ 98,426	$ 5,497

Ratios to average net assets
Expenses‡	0.37%	0.36%	0.40%	0.42%†

Net investment income	5.60%	4.57%	4.41%	4.74%†

(a)	For the period from December 8, 1997 (commencement of class operations) to February 28, 1998.
(b)	For the period from December 23, 1997 (commencement of class operations) to February 28, 1998.
(c)	Year ended February 29.
†	Annualized.
‡	Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

See Combined Notes to Financial Statements.

EVERGREEN
Select Money Market Fund
Schedule of Investments
February 28, 2001

	Principal Amount	Value

COMMERCIAL PAPER – 64.0%

Asset Backed – 55.0%
Alpine Securitization Corp., 5.50%, 3/2/2001	$ 88,000,000	$ 87,986,556
ASAP Funding, Ltd.:
5.48%, 4/3/2001	46,724,000	46,489,290
5.53%, 3/1/2001	100,000,000	100,000,000
5.53%, 3/5/2001	81,461,000	81,410,946
5.55%, 3/26/2001	50,000,000	49,807,292
5.66%, 3/1/2001	51,461,000	51,461,000
Asset Backed Capital Financial, Inc.:
5.43%, VRDN	50,000,000	50,000,000
5.43%, VRDN	25,000,000	25,000,000
5.58%, VRDN	50,000,000	49,995,604
Asset One Securitization, LLC:
5.50%, 3/14/2001	107,821,000	107,606,856
5.51%, 3/6/2001	50,000,000	49,961,736
5.51%, 3/12/2001	50,241,000	50,156,414
5.51%, 3/20/2001	100,000,000	99,709,195
5.52%, 3/2/2001	45,196,000	45,189,070
5.52%, 3/9/2001	50,000,000	49,938,666
Atlantic Asset Securitization Corp.:
5.50%, 3/7/2001	77,835,000	77,763,651
5.50%, 3/9/2001	59,212,000	59,139,630
5.51%, 3/15/2001	88,824,000	88,633,670
5.52%, 3/1/2001	52,191,000	52,191,000
Barton Capital Corp.:
5.45%, 3/5/2001	95,196,000	95,138,353
5.48%, 3/2/2001	100,000,000	99,984,778
Bavaria Funding Corp.:
5.50%, 3/1/2001	50,000,000	50,000,000
5.50%, 3/12/2001	66,480,000	66,368,277
Brahms Funding Corp.:
5.25%, 4/4/2001	60,752,000	60,450,771
5.54%, 3/15/2001	100,000,000	99,784,556
Broadway Capital Corp., 5.58%, 3/15/2001	43,926,000	43,830,681
CC USA, Inc.:
5.43%, VRDN	100,000,000	100,000,000
5.65%, VRDN	100,000,000	100,000,000
Check Point Charlie, Inc.:
5.50%, 3/5/2001	65,500,000	65,459,972
5.50%, 3/12/2001	50,000,000	49,915,972
5.51%, 3/6/2001	39,400,000	39,369,848
Compass Securitization LLC:
5.49%, 3/8/2001	150,000,000	149,839,875
5.50%, 3/2/2001	50,000,000	49,992,361

EVERGREEN
Select Money Market Fund
Schedule of Investments (continued)
February 28, 2001

	Principal Amount	Value

COMMERCIAL PAPER – continued

Asset Backed – continued
Concord Minutemen Capital Co.:
5.40%, 3/21/2001	$ 150,502,000	$ 150,050,494
5.49%, 3/2/2001	125,540,000	125,520,855
5.50%, 3/13/2001	50,000,000	49,908,334
5.51%, 3/9/2001	40,143,000	40,093,847
Crown Point Capital Co.:
5.50%, 3/21/2001	70,000,000	69,786,111
5.50%, 3/22/2001	702,000	699,748
5.52%, 3/22/2001	40,180,000	40,050,620
Discover Credit Corp.:
5.51%, 3/15/2001	84,451,000	84,270,040
5.52%, 3/19/2001	49,200,000	49,064,208
5.52%, 3/23/2001	100,000,000	99,662,667
Eiffel Funding LLC, 5.50%, 3/7/2001	75,000,000	74,931,250
Four Winds Funding Corp., 5.50%, 3/21/2001	75,000,000	74,770,833
Galaxy Funding, Inc.:
5.50%, 3/7/2001	75,000,000	74,931,250
5.50%, 3/8/2001	45,000,000	44,951,875
5.50%, 3/23/2001	120,000,000	119,596,667
Halogen Capital Co.:
5.50%, 3/13/2001	75,313,000	75,174,926
5.50%, 3/14/2001	66,599,000	66,466,727
Insured Asset Funding:
5.51%, 3/12/2001	98,044,000	97,878,932
5.54%, 3/28/2001	49,064,000	48,860,139
Lake Front Co.:
5.46%, 4/12/2001	33,150,000	32,938,834
5.53%, 3/12/2001	43,177,000	43,104,043
5.57%, 3/14/2001	83,840,000	83,671,365
Liberty Lighthouse U.S. Capital Co.:
5.53%, VRDN	50,000,000	50,000,000
5.60%, VRDN	50,000,000	50,000,000
Lyon Short Term Funding Corp.:
5.42%, 3/15/2001	35,114,000	35,039,988
5.50%, 3/9/2001	45,202,000	45,146,753
Montauk Funding Corp., 5.49%, 3/16/2001	100,000,000	99,771,250
MPF, Ltd.:
5.53%, 3/16/2001	44,000,000	43,898,617
5.55%, 3/13/2001	64,721,000	64,601,266
5.55%, 3/26/2001	46,375,000	46,196,263
Park Avenue Receivables Corp., 5.48%, 3/5/2001	100,000,000	99,939,111
Parthenon Receivables Funding LLC:
5.50%, 3/1/2001	58,850,000	58,850,000
5.50%, 3/6/2001	50,000,000	49,961,806

EVERGREEN
Select Money Market Fund
Schedule of Investments (continued)
February 28, 2001

	Principal Amount	Value

COMMERCIAL PAPER – continued

Asset Backed – continued
RACERS, 5.78%, 4/26/2001	$ 25,000,000	$ 24,999,220
Sheffield Receivables Corp.:
5.49%, 3/13/2001	77,300,000	77,158,541
5.50%, 3/19/2001	100,000,000	99,725,000
Special Purpose Accounts Receivable Corp.:
5.50%, 3/19/2001	75,000,000	74,793,750
5.50%, 3/22/2001	60,000,000	59,807,500
Syndicated Loan Funding Trust, 6.88%, VRDN	50,000,000	50,000,000
Thames Asset Global Securitization, Inc., 5.51%, 3/15/2001	76,560,000	76,395,949
Three Pillars Funding Corp.:
5.07%, 5/29/2001	52,581,000	51,921,941
5.52%, 3/22/2001	40,592,000	40,461,294
Trident Capital Financial, Inc., 5.50%, 3/12/2001	50,000,000	49,915,972
Two, Ltd.:
5.50%, 3/28/2001	104,458,000	104,027,111
5.53%, 3/12/2001	45,000,000	44,923,962

		5,236,495,079

Banks – 2.1%
Citibank Credit Card:
5.25%, 4/6/2001	100,000,000	99,475,000
5.50%, 3/8/2001	50,000,000	49,946,527
National Bank Commerce Memphis, TN, 5.58%, 3/19/2001	50,000,000	49,994,402

		199,415,929

Diversified Financials – 6.9%
Goldman Sachs Group, Inc., LP, MTN, 5.51%, VRDN+	30,000,000	30,000,000
Lexington Parker Capital Corp., 6.66%, VRDN	75,000,000	75,000,000
Tannehill Capital Co.:
5.03%, 5/18/2001	50,000,000	49,455,083
5.52%, 3/2/2001	110,392,000	110,375,073
5.52%, 3/15/2001	50,218,000	50,110,199
6.54%, 3/21/2001	56,581,000	56,375,423
6.55%, 3/19/2001	50,000,000	49,836,250
Westways Funding Corp.:
5.53%, 3/13/2001	50,000,000	49,907,833
5.53%, 3/21/2001	72,735,000	72,511,542
5.55%, 3/21/2001	82,169,000	81,915,646
5.57%, 3/9/2001	33,656,000	33,614,341

		659,101,390

Total Commercial Paper (cost $6,095,012,398)		6,095,012,398

EVERGREEN
Select Money Market Fund
Schedule of Investments (continued)
February 28, 2001

	Principal Amount	Value

CORPORATE BONDS – 32.7%

Asset Backed – 1.1%
Asset Backed Capital Financial, Inc., 7.55%, VRDN	$ 100,000,000	$ 100,000,000

Automobiles – 2.4%
Daimler Chrysler, 5.45%, VRDN	100,000,000	100,000,000
General Motors Acceptance Corp., MTN:
5.69%, VRDN	72,600,000	72,625,292
5.96%, VRDN	20,000,000	20,015,020
6.10%, 6/1/2001	34,750,000	34,648,584

		227,288,896

Banks – 3.5%
Banc One Corp., 5.59%, VRDN	27,000,000	27,002,017
Chancellor Ridge, 5.53%, VRDN	7,400,000	7,400,000
Key Bank:
5.62%, VRDN	100,000,000	99,988,109
6.04%, VRDN	100,000,000	99,978,544
Marshall & Ilsley Bank, 6.75%, VRDN	100,000,000	100,000,000

		334,368,670

Diversified Financials – 19.9%
AT&T Capital Corp., MTN, 7.00%, 8/15/2001	10,350,000	10,347,714
Bear Stearns Co., Inc., MTN:
5.72%, VRDN	50,000,000	50,048,730
7.12%, VRDN	50,000,000	50,000,000
Beta Financial, Inc., MTN:
5.58%, VRDN	100,000,000	100,000,000
5.65%, VRDN	100,000,000	100,000,000
Caterpillar Financial Services, 5.91%, VRDN	35,000,000	35,000,000
CIT Group, Inc.:
5.81%, 4/18/2001	100,000,000	100,000,000
5.875%, VRDN	93,900,000	93,648,172
Countrywide Funding Corp., MTN:
5.71%, VRDN	125,000,000	125,000,000
6.90%, VRDN	100,000,000	100,000,000
Donaldson Lufkin & Jenrette, Inc., MTN:
7.04%, 9/18/2001	50,000,000	50,000,000
7.35%, 7/9/2001	25,000,000	25,000,000
Dorada Finance, Inc.
5.43%, VRDN	105,000,000	105,000,000
Household Financial, Corp., 5.61%, VRDN	164,000,000	164,000,000

EVERGREEN
Select Money Market Fund
Schedule of Investments (continued)
February 28, 2001

	Principal Amount	Value

CORPORATE BONDS – continued

Diversified Financials – continued
Lehman Brothers Holdings, Inc.:
5.68%, 3/23/2001	$ 55,000,000	$ 55,000,000
6.25%, 5/1/2001	28,100,000	28,048,942
6.375%, VRDN	19,000,000	18,996,921
Morgan Stanley Dean Witter, Inc.:
5.52%, VRDN	100,000,000	100,000,000
6.09%, 3/9/2001	15,360,000	15,356,378
6.67%, VRDN	20,000,000	20,000,000
Paine Webber Group, Inc., 7.50%, 5/17/2001	49,000,000	49,000,000
Sigma Financial, Corp.:
5.44%, VRDN	100,000,000	99,986,959
5.59%, VRDN	75,000,000	75,000,000
Transamerica Occidential Corp., 6.71%, 4/2/2001	65,000,000	65,000,000
Unilever Capital Corp. 6.70%, VRDN	162,000,000	162,043,435
Volkswagon Credit, Inc., 6.79%, VRDN	100,000,000	100,000,000

		1,896,477,251

Food Products – 1.3%
Heinz H. J. Co., 6.82%, VRDN+	125,000,000	125,000,000

Government – 0.5%
Associates Corp., 6.43%, 3/29/2001	50,000,000	50,000,000

Multi-line Retail – 0.5%
Wal-Mart Stores, Inc., 5.95%, 6/1/2001	50,000,000	49,846,072

Wireless Telecommunications Services – 3.5%
AT&T Corp.:
7.08%, 7/13/2001	100,000,000	100,000,000
7.27%, 6/14/2001	50,000,000	50,000,000
Vodafone Airtouch Plc:
6.62%, VRDN	34,000,000	34,004,543
6.73%, VRDN 144A	144,125,000	144,317,356

		328,321,899

Total Corporate Bonds (cost $3,111,302,788)		3,111,302,788

FUNDING AGREEMENTS – 2.5%
Allstate Life Insurance Co., 6.91%, 3/15/2001	25,000,000	25,000,000
Jackson National Life Insurance Co., 7.30%, 7/20/2001	50,000,000	50,000,000
Monumental Life Insurance Co.:
6.68%, 3/1/2001	20,000,000	20,000,000
6.75%, 4/2/2001	90,000,000	90,000,000
New York Life Funding, 6.48%, VRDN	50,000,000	50,000,000

Total Funding Agreements (cost $235,000,000)		235,000,000

EVERGREEN
Select Money Market Fund
Schedule of Investments (continued)
February 28, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – 0.2%

Miscellaneous Revenue – 0.2%
Detroit, MI EDA Corp., Ser. A, (LOC: Bank of America), 5.53%, VRDN (cost $20,830,000)	$ 20,830,000	$ 20,830,000

	Shares

MUTUAL FUND SHARES – 0.2%
Federated Prime Value Obligation Fund	19,222,959	19,222,959
Federated U.S. Treasury Cash Reserve Fund	869,153	869,153

Total Mutual Fund Shares (cost $20,092,112)		20,092,112

Total Investments – (cost $9,482,237,298) – 99.6%		9,482,237,298
Other Assets and Liabilities – 0.4%		37,642,762

Net Assets – 100.0%		$ 9,519,880,060

See Combined Notes to Schedules of Investments.

EVERGREEN
Select Municipal Money Market Fund
Schedule of Investments
February 28, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – 97.7%

Airport – 3.2%
Alaska Intl. Arpt. RB, Ser. 00-228, (Insd. by AMBAC & Liq.: Morgan Stanley), 3.82%, VRDN	$ 6,495,000	$ 6,495,000
Broward Cnty., FL Arpt. Sys. RB, Ser. 00-361, 3.72%, VRDN	2,635,000	2,635,000
Clark Cnty., NV Passenger Facs., Ser. 343, 3.72%, VRDN	7,495,000	7,495,000
Denver, CO City & Cnty. Special Facs. RB, (Liq.: Merrill Lynch Corp.), 3.82%, VRDN	13,545,000	13,545,000
Houston, TX Arpt. Sys. RB:
Ser. 00-404, 3.72%, VRDN	2,745,000	2,745,000
Ser. 00-441, 3.72%, VRDN	2,495,000	2,495,000
Indianapolis, IN Arpt. Auth. RB, 3.82%, VRDN	6,370,000	6,370,000
New Jersey EDA RB, PFOTER, 3.72%, VRDN	10,405,000	10,405,000

		52,185,000

Capital Improvements – 0.6%
Mississippi Dev. Bank Special Obligation, Desoto Cnty. Public Improvement Proj., 3.72%, VRDN	9,000,000	9,000,000

Community Development District – 1.0%
Adams Cnty., CO IDRB, Yellow Freight Sys., Inc. Proj., Ser. 1983, (LOC: Union Bank of Switzerland), 3.50%, VRDN	5,000,000	5,000,000
Colorado HFA RB, Worldwest Ltd. Liability Proj., (LOC: Mercantile Bank of St. Louis), 3.85%, VRDN	1,000,000	1,000,000
Illinois Dev. Fin. Auth. IDRB, Downers Grove Proj., (LOC: Lasalle National Bank), 3.55%, VRDN	2,000,000	2,000,000
Kansas City, MO IDA RRB, Quarterage Hotel Proj., (LOC: Mercantile Bank), 3.72%, VRDN	4,545,000	4,545,000
Manitiwoc Cnty., WI IDRB, Lake Michigan Private Inds. Proj., 3.70%, VRDN	3,200,000	3,200,000

		15,745,000

Education – 3.7%
Arlington, TX Independent Sch. Dist. RB, Ser. 285, 3.72%, VRDN 144A	5,935,000	5,935,000
Ed. Funding, IDRB, Ser. A, (LOC: First Securities Bank), 3.35%, VRDN	10,800,000	10,800,000
Hillsborough Cnty., FL Sch. Board of Ed. COP, Master Lease Program, (Insd. by MBIA), 3.72%, VRDN	12,855,000	12,855,000
Houston, TX Independent Sch. Dist. RB, Ser. 399, 3.72%, VRDN	5,082,500	5,082,500
Howard Suamico, WI Sch. Dist. TRAN, 4.75%, 8/23/2001	4,500,000	4,504,287
Munster, IN Sch. Building Corp. RB, Ser. 269, 3.72%, VRDN	2,000,000	2,000,000
South Carolina Ed. Assistance RB, Ser. A, 4.90%, 5/31/2001	10,000,000	10,011,910
Sumiton, AL Edl. Building Auth. RB, East Walker Ed. & Dev., 3.72%, VRDN	5,000,000	5,000,000
Texas A&M Univ. RB, Ser. 1999, 4.50%, 5/23/2001 144A	3,600,000	3,600,000

		59,788,697

EVERGREEN
Select Municipal Money Market Fund
Schedule of Investments (continued)
February 28, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

General Obligation – Local – 2.5%
Chicago, IL GO, Ser. ZC1, 3.77%, VRDN	$ 16,287,000	$ 16,287,000
Chicago, IL GO MSTR, Ser. B, (LOC: Credit Suisse First Boston & Insd. by AMBAC), 3.36%, VRDN	3,380,000	3,380,000
City of Chicago GO, (Liq.: Societe Generale & Insd. by AMBAC), 3.36%, VRDN	3,045,000	3,045,000
Cook Cnty., IL GO, Ser. 306, 3.72%, VRDN	3,700,000	3,700,000
Harris Cnty., TX GO, Ser. 255, 3.72%, VRDN	2,920,000	2,920,000
Honolulu, HI GO, Ser. 256, 3.72%, VRDN	2,600,000	2,600,000
Pittsfield, MA GO, 5.00%, 10/12/2001	5,000,000	5,012,637
Superior Metro. Dist. No. 3, CO GO, 4.45%, 12/1/2001	3,500,000	3,500,000

		40,444,637

General Obligation – State – 0.6%
Florida Board Of Ed. Capital Outlay, Ser. 326, 3.72%, VRDN	4,875,000	4,875,000
Massachusetts GO, Ser. 287, 3.72%, VRDN	5,005,000	5,005,000

		9,880,000

Hospital – 12.2%
Alabama Special Care Facs. Fin. RB, Ascension Health Credit, 3.30%, VRDN	3,300,000	3,300,000
Denver, CO City & Cnty. Special Facs. RB, The Children’s Hosp. Assn. Proj., (Insd. by FGIC), 3.40%, VRDN	9,600,000	9,600,000
Hamilton Cnty., OH Hosp. Facs. RB, 3.87%, VRDN	21,105,000	21,105,000
Illinois Dev. Fin. Auth. IDRB, Provena Health, Ser. B, 3.85%, VRDN	8,500,000	8,500,000
Indiana Hlth. Fac. Fin. Auth. RB, Ascension Health Credit, 3.30%, VRDN	57,700,000	57,700,000
Kentucky Economic Dev. Fin. Auth. RB, Ser. 395, 3.72%, VRDN	6,440,000	6,440,000
Lorain Cnty., OH Hospital RB, Catholic Healthcare, Ser. 1997 A, 3.75%, 4/5/2001	5,000,000	5,000,000
Louisiana Public Facs. Auth. RB, Chateau Riviere Inc. Proj., 4.17%, VRDN	3,180,000	3,180,000
Rhode Island Hlth. & Edl. Building MSTR, Ser. 1999-B2 Class A, (Liq.: Bear Stearns Capital Markets), 3.39%, VRDN	31,900,000	31,900,000
South Carolina Jobs EDA RB, Bon Secours, 3.97%, VRDN	49,000,000	49,000,000

		195,725,000

Housing – 24.1%
Alabama HFA MHRB, Ser. B, (LOC: Amsouth Bank), 3.45%, VRDN	1,780,000	1,780,000
Atlanta, GA Urban Residential Fin. Auth. RB, Ser. B, 3.80%, VRDN 144A	5,045,000	5,045,000
Bentonville, AR Hsg. Auth. RB, Bentonville Commons Apts. Proj., 4.75%, 4/1/2001	3,500,000	3,500,000
Bernalillo Cnty., NM MHRB, Vallencia Retirement Apts., Ser. 1995A, 4.75%, 12/1/2001	3,275,000	3,275,000

EVERGREEN
Select Municipal Money Market Fund
Schedule of Investments (continued)
February 28, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Housing – continued
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, Palisades Proj., (Liq.: Merrill Lynch Corp.), 3.77%, VRDN 144A	$ 9,460,000	$ 9,460,000
California Statewide CDA RB, Aqua Vista Apts. Proj., 3.86%, VRDN	6,100,000	6,100,000
Clipper DE Tax Exempt Trust, Ser. 1999-3, 3.82%, VRDN	29,171,000	29,171,000
Clipper FL Tax Exempt Trust, Class A, 3.77%, VRDN	13,637,000	13,637,000
Clipper Tax Exempt Trust, Ser. A, 3.82%, 3/1/2001	41,953,000	41,953,000
Colorado HFA RB, De La Cruz Associates LLC Proj., (LOC: Key Bank), 3.90%, VRDN	2,000,000	2,000,000
Columbus, GA HFA MHRRB, Quail Ridge Proj., (LOC: Columbus Bank & Trust Co.), 3.50%, VRDN	2,200,000	2,200,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, (LOC: Suntrust Bank, Nashville), 3.70%, VRDN	1,600,000	1,600,000
District of Columbia HFA RB, 3.70%, VRDN	12,200,000	12,200,000
Fort Collins, CO MHRB, Country Ranch II Ltd. Proj., 4.00%, VRDN	6,509,000	6,508,998
Laurel Club Cert. Trust, Ser. A, 3.77%, VRDN	4,080,000	4,080,000
Macon Trust:
Ser. 1998A, (LOC: Bank of America), 3.77%, VRDN 144A	5,000,000	5,000,000
Ser. 1998AA, (LOC: Bank of America), 3.77%, VRDN	16,560,000	16,560,000
Macon Trust Pooled Variable Rate Cert., (LOC: Bank of America), 3.82%, VRDN	33,510,000	33,510,000
Morgan Keegan Muni. Prods., Inc.:
Ser. B, 3.77%, VRDN	29,260,000	29,260,000
Ser. C, 3.77%, VRDN	62,615,000	62,615,000
Nebraska Inv. Fin. MHRB, Apple Creek Associates, (LOC: Northern Trust Bank), 4.05%, VRDN	6,190,000	6,190,000
Newport News, VA Redev. & Hsg. RB, Walker Village Proj., 4.60%, 4/1/2001	2,450,000	2,450,000
PFOTER:
(LOC: Bayerische Landes Bank), 3.82%, VRDN	8,650,000	8,650,000
(LOC: Credit Suisse First Boston), 3.82%, VRDN	17,780,000	17,780,000
(Insd. by FHA & MBIA), 3.87%, VRDN	4,365,000	4,365,000
3.92%, VRDN 144A	2,180,000	2,180,000
Tucson, AZ IDA PFOTER, Rillito Vlg. Apts., (LOC: Merrill Lynch Corp.), 3.77%, VRDN	6,205,000	6,205,000
Tucson, AZ MHRB, Freedom Park Apts. Proj., (LOC: Sumitomo Bank, Ltd.), 3.70%, VRDN	1,000,000	1,000,000
Village of Vernon Hills MHRB, Hawthorn Lakes Proj., Ser. 1991, (Liq.: Fuji Bank, Ltd. & Insd. by FSA), 3.70%, VRDN	15,210,000	15,210,000
Virginia Beach, VA Dev. Auth. MHRB, (Insd. by MBIA), 3.82%, VRDN	4,995,000	4,995,000
Wake Cnty., NC HFA MHRB, (Liq.: Merrill Lynch Corp.), 3.82%, VRDN	5,860,000	5,860,000
Washington SFHRB, 5.00%, 3/1/2001	9,180,000	9,180,000

EVERGREEN
Select Municipal Money Market Fund
Schedule of Investments (continued)
February 28, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Housing – continued
West Virginia Hsg. Auth. RB, Ser. 2000G, 4.60%, 4/26/2001	$ 6,450,000	$ 6,450,000
Wichita, KS MHRB PFOTER, (Liq.: Merrill Lynch Corp.), 3.77%, VRDN	7,195,000	7,195,000

		387,164,998

Lease – 7.5%
IBM Tax Exempt Grantor Trust:
IBM Proj., 3.72%, VRDN	1,385,000	1,385,000
Ser. 1999A, (Liq.: Merrill Lynch Corp.), 3.72%, VRDN	7,120,000	7,120,000
Koch Floating Rate Trust, Ser. 1, 3.82%, VRDN	104,000,133	104,000,133
Pitney Bowes Credit Corp. Leasetops, Ser. 1999-2, (SPA: Pitney Bowes), 3.56%, VRDN	7,718,950	7,718,950

		120,224,083

Manufacturing – 20.0%
Adams Cnty., CO IDRB, Trustile Doors Proj., Ser. 1999A, (LOC: Key Bank), 3.90%, VRDN	4,370,000	4,370,000
Arapahoe Cnty., CO IDRB, Cottrell Printing, Ser. A, (LOC: Key Bank), 3.90%, VRDN	2,000,000	2,000,000
Arcola, IL IDRB, Herf Jones, Inc. Proj., 3.80%, VRDN	3,500,000	3,500,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 3.70%, VRDN	3,750,000	3,750,000
Bay Area Govt. Assn. CA RB, Reliance Tech. Svcs., Inc., (LOC: Sanwa Bank, Ltd.), 4.55%, VRDN	4,096,000	4,096,000
Beloit, KS IDRB, Sunflower Manufacturing. Co. Proj., 3.82%, VRDN	2,900,000	2,900,000
Birmingham, AL IDA RB, American Cast Iron Pipe Co., 3.72%, VRDN	10,000,000	10,000,000
Bremen, IN IDRB:
Digger Specialities, Inc. Proj., (LOC: Key Bank), 3.80%, VRDN	2,300,000	2,300,000
Universal Bearings Inc., Proj., 3.80%, VRDN	4,000,000	4,000,000
Buena Vista, VA IDA RB, Everbrite, Inc. Proj., (LOC: Marshall & Isley Bank), 3.70%, VRDN	1,725,000	1,725,000
California Statewide CDA RB, Nichirin-Flex Proj., (LOC: Dai-Ichi Kangyo Bank, Ltd.), 5.25%, VRDN	5,000,000	5,000,000
Chandler, AZ IDA RB, Red Rock Stamping Co. Proj., (LOC: Key Bank), 3.80%, VRDN	1,625,000	1,625,000
Chattanooga, TN IDRB:
Synair Corp. Proj., (LOC: Amsouth Bank), 3.75%, VRDN	7,000,000	7,000,000
Top Flight Inc., Proj, 3.75%, VRDN	4,400,000	4,400,000
Chesapeake, VA IDRB, Sumitomo Machine Co. Proj., (LOC: Sumitomo Bank Ltd.), 5.00%, VRDN	1,500,000	1,500,000
Connecticut IDRB, Zotos Intl. Proj., (LOC: Dai-Ichi Kangyo Bank, Ltd.), 4.60%, VRDN	2,185,000	2,185,000

EVERGREEN
Select Municipal Money Market Fund
Schedule of Investments (continued)
February 28, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Manufacturing – continued
Conway Cnty., AR IDRB, Cadron Creek Fibre Corp., Ser. 1995, (LOC: KBC Bank NV), 3.72%, VRDN	$ 6,500,000	$ 6,500,000
Conyers, GA IDA RB, Handleman Co. Proj., 3.72%, VRDN	3,200,000	3,200,000
Covington, KY Indl. Building RB, Esco Corp. Proj., 3.97%, VRDN	6,610,000	6,610,000
Crawford Cnty., GA Dev. Auth. RB, Arriscraft Intl. USA Inc., Proj., 3.72%, VRDN	6,000,000	6,000,000
Eau Claire, WI IDRB, Intek Plastics Proj., 3.80%, VRDN	1,750,000	1,750,000
Franklin Cnty., TN IDRB, Franklin Inds. Proj., (LOC: Bank of America), 3.35%, VRDN	1,530,000	1,530,000
Frisco City, AL IDA RB, Standard Furniture Manufacturing Proj., 3.75%, VRDN	2,755,000	2,755,000
Gage Cnty., NE IDRB, Farmland Inds., Inc. Proj., (LOC: Rabobank Nederland), 3.75%, VRDN	1,000,000	1,000,000
Garfield Cnty., OK IDRB, Farmland Inds. Inc., Proj., Ser. 1998, (LOC: Rabobank Nederland), 3.75%, VRDN	1,000,000	1,000,000
Gooding Cnty., ID IDRB:
Big Sky Dairy Proj., 3.75%, VRDN	3,150,000	3,150,000
Southfield Dairy Proj., 3.75%, VRDN	3,900,000	3,900,000
Grant Parish, LA IDRB, Farmland Inds. Proj., Ser. 1998, (LOC: Rabobank Nederland), 3.75%, VRDN	1,000,000	1,000,000
Haleyville, AL IDRB, Babcock Lumber Co. Proj., (LOC: First Comml. Bank), 3.85%, VRDN	1,690,000	1,690,000
Hawaii Dept. Budget & Fin. RB, Palama Meat Co. Proj., 4.40%, VRDN	6,900,000	6,900,000
Henderson, TN IDRB, Premier Manufacturing Corp., Ser. 95, (LOC: National City Bank), 3.75%, VRDN	4,565,000	4,565,000
Howard, WA IDRB, Fox Converting Proj., Ser. A, 3.30%, VRDN	4,500,000	4,500,000
Huntsville, AL IDRB, Hitachi Seiki, USA Proj., (LOC: Bank of Tokyo- Mitsubishi, Ltd.), 4.60%, VRDN	5,000,000	5,000,000
Illinois Dev. Fin. Auth. IDRB, Kris & Dee Assn., Inc. Proj., (LOC: Bronson-Gore Bank & LaSalle National Bank), 3.90%, VRDN	1,515,000	1,515,000
Indiana Dev. Fin. EDA RB, Carr Metals Prods. Proj., (LOC: Bank One, IN), 3.95%, VRDN	1,350,000	1,350,000
Jasper Cnty. MO IDA, Leggett & Plant Proj., 3.35%, VRDN	2,300,000	2,300,000
Jasper Cnty., MO IDRB, Farmers Chemical Co. Proj., (LOC: Rabobank Nederland), 3.75%, VRDN	1,000,000	1,000,000
Jefferson Cnty., KY Indl. Building RB, Dant Clayton Corp. Proj., (LOC: Harris Trust & Savings), 3.80%, VRDN	4,575,000	4,575,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj.
(LOC: Mercantile Bank of St. Louis), 3.87%, VRDN	3,700,000	3,700,000
Kansas Dev. Fin. Auth. IDA RB, Farmland Foods Proj., (LOC: Rabobank Nederland), 3.75%, VRDN	1,000,000	1,000,000
Lancaster, NY IDA RB, Good Earth Organics Corp. Proj., 3.85%, VRDN	4,000,000	4,000,000

EVERGREEN
Select Municipal Money Market Fund
Schedule of Investments (continued)
February 28, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Manufacturing – continued
Lexington, TN Indl. Dev. Board RB, Kirby Containers Proj., 3.82%, VRDN	$ 2,600,000	$ 2,600,000
Liberal, KS IDRB, Farmland National Beef Packing Proj., (LOC: U.S. Bank), 3.75%, VRDN	1,000,000	1,000,000
Liberty Cnty., GA IDRB, Muskin Leisure Prods. Proj., (LOC: Comerce de France), 3.69%, VRDN	4,940,000	4,940,000
Lombard, IL IDRB:
Chicago Roll Co. Proj., Ser. 1995, (LOC: ABN Trust, Chicago), 3.85%, VRDN	1,475,000	1,475,000
Tella Tool & Manufacturing Co., (LOC: ABN Trust, Chicago), 3.85%, VRDN	800,000	800,000
Los Angeles, CA IDA RB:
Kairak Inc. Proj., 3.90%, VRDN	1,605,000	1,605,000
Keystone Engineering Co., 3.90%, VRDN	1,210,000	1,210,000
Louisiana Local Govt. Env. Facs. CDA RB:
Mid South Extrusion Proj., (LOC: Southtrust Bank), 3.70%, VRDN	4,000,000	4,000,000
Southern Ionics, Inc. Proj., (LOC: Southtrust Bank), 3.72%, VRDN	4,500,000	4,500,000
Madison, IN IDRB, Century Tube Corp. Proj., Ser. 1997, (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 4.55%, VRDN	4,030,000	4,030,000
Manitiwoc, WI IDRB, Northern Labs, Inc. Proj., (LOC: Firstar Bank, Milwaukee), 3.35%, VRDN	3,100,000	3,100,000
Massachusetts Dev. Fin. Agcy. RB:
Hardigg Properties Proj., 3.70%, VRDN	4,000,000	4,000,000
Unilock New York Proj., 3.75%, VRDN	4,000,000	4,000,000
Meade Cnty., KY Indl. Building RB, Liters Quarry Inc., Proj., 3.75%, VRDN	3,000,000	3,000,000
Meriwether Cnty., GA IDA RB, Crown Tech. Proj., 3.75%, VRDN	4,000,000	4,000,000
Miami Cnty., IN IDRB, Prime Prods., Inc. Proj., 3.72%, VRDN	5,500,000	5,500,000
Milwaukee, WI IDRB, Sellars Absorbant Materials Proj., (LOC: Firstar Bank, Milwaukee), 3.55%, VRDN	5,000,000	5,000,000
Morgan Cnty., GA Dev. Auth. Ind. RB, Bard Manufacturing Co. Proj., 3.75%, VRDN	6,500,000	6,500,000
New Hampshire Bus. Fin. Auth. IDRB, Monadnock Economic Dev./ Precitech Proj., 3.80%, VRDN	3,585,000	3,585,000
Ohio Cnty., KY PCRB, Thomas Inds. Proj., Ser. 1998, (LOC: National City Bank, KY), 3.75%, VRDN	1,250,000	1,250,000
Oregon EDRB, Beef Northwest Feeders Proj., 3.75%, VRDN	1,600,000	1,600,000
Port Bellingham, WA IDRB, Bakerview Proj., 3.80%, VRDN	2,940,000	2,940,000
Port Chehalis, WA IDRB, Cascade Hardwood Proj., 3.70%, VRDN	8,000,000	8,000,000
Port Grays Harbor, WA IDRB, Weyerhaeuser Co. Proj., 4.47%, VRDN	6,850,000	6,850,000

EVERGREEN
Select Municipal Money Market Fund
Schedule of Investments (continued)
February 28, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Manufacturing – continued
Quachita Parish, LA IDA RB, Metalforms Superlift Proj., 3.70%, VRDN	$ 1,700,000	$ 1,700,000
Rhode Island Indl. Facs. Corp. RB, Greystone of Lincoln Proj., 3.70%, VRDN	3,000,000	3,000,000
Richland Cnty., OH IDRB, Voisard Manufacturing, Inc. Proj., 3.75%, VRDN	4,000,000	4,000,000
Robeson Cnty., NC Indl. Facs. PCRB, Core Inds., Inc. Proj., Ser. 1991, (LOC: Bank One), 3.70%, VRDN	5,000,000	5,000,000
Rowan Cnty., NC Indl. Facs. PCRB, PHC, LLC Proj., (LOC: Southtrust Bank), 3.72%, VRDN	1,400,000	1,400,000
Saline Cnty., NE IDRB, Farmland Foods Proj.:
Ser. 1997A, 3.75%, VRDN	1,500,000	1,500,000
Ser. 1997B, (LOC: Rabobank Nederland), 3.75%, VRDN	1,000,000	1,000,000
Scott Cnty., IA IDRB, M.A. Ford Manufacturing Co., Inc. Proj., Ser. 1997, (LOC: Firstar Bank of Milwaukee), 3.35%, VRDN	2,400,000	2,400,000
Simpson Cnty., KY Ind. RB, Harmon Motive Kentucky Proj., 3.80%, VRDN	7,200,000	7,200,000
Solon, ME RB, Kennebec Lumber Co. & Androscoggin, 3.80%, VRDN	3,475,000	3,475,000
South Carolina Jobs EDA RB:
Ebyl Cartex, Inc. Proj., (LOC: Southtrust Bank), 3.77%, VRDN	3,150,000	3,150,000
Mid Atlantic Drainage Proj., 3.72%, VRDN	2,000,000	2,000,000
Ortec, Inc. Proj., Ser. B, 3.70%, VRDN	2,500,000	2,500,000
TK, Inc. Proj., 3.70%, VRDN	2,500,000	2,500,000
South Dallas, AL IDA RB, Cahaba Valley Lumber Co. Proj., (LOC: Amsouth Bank), 3.80%, VRDN	1,895,000	1,895,000
Summit Cnty., OH IDRB, S.A. Comunale Co. Proj., 3.75%, VRDN	3,590,000	3,590,000
Sweetwater Cnty., WY, Env. Improvement RB, SF Phosphates, Ltd. Proj., (LOC: Rabobank Nederlands), 3.75%, VRDN	21,500,000	21,500,000
Tuscaloosa Cnty., AL IDA RB:
Brion Hardin Proj., (LOC: Amsouth Bank), 3.85%, VRDN	1,000,000	1,000,000
Hardwear Corp. Proj., (LOC: Amsouth Bank), 3.85%, VRDN	1,180,000	1,180,000
Utah Cnty., UT IDRB, McWane, Inc. Proj., (LOC: Amsouth Bank), 3.75%, VRDN	3,470,000	3,470,000
Vermont EDA Indl. RB, Hazelett Strip Casting Proj., 3.80%, VRDN	7,200,000	7,200,000
Wilson Cnty., TN IDRB, John Deal Coatings, Inc. Proj., (LOC: First American National Bank), 3.87%, VRDN	2,000,000	2,000,000
Winslow, ME RB, Maine Bio. Labs. Proj., 3.80%, VRDN	4,430,000	4,430,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics Inc., Proj., 3.60%, VRDN	5,920,000	5,920,000
Michelsen Packaging Co. Proj., 3.70%, VRDN	2,100,000	2,100,000

		321,436,000

EVERGREEN
Select Municipal Money Market Fund
Schedule of Investments (continued)
February 28, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Miscellaneous Revenue – 3.5%
Clipper Tax Exempt Trust, Ser. 1999-2, 3.82%, VRDN	$ 54,601,000	$ 54,601,000
PFOTER, 3.77%, VRDN	1,200,000	1,200,000

		55,801,000

Port Authority – 0.2%
Port Seattle, WA RB, Ser. 439, 3.72%, VRDN	3,545,000	3,545,000

Public Facilities – 0.3%
Washington, DC Convention Ctr. RB, Ser. 359, 3.72%, VRDN	5,700,000	5,700,000

Recreation – 0.2%
Chicago, IL GO, Lakefront Millenium Proj., Ser. 332, 3.72%, VRDN	3,945,000	3,945,000

Resource Recovery – 3.3%
Delaware EDRB, Delaware Clean Power Proj., Ser. D, 3.40%, VRDN	4,000,000	4,000,000
Jefferson Cnty., KY PCRB:
Louisville Gas & Elec. Proj., Ser. 1993-A, (Gtd. by Louisville Gas & Elec.), 4.50%, 4/18/2001	4,635,000	4,635,000
Louisville Gas & Elec. Proj., Ser. 1997-A, (Gtd. by Louisville Gas & Elec.), 4.50%, 4/18/2001	5,000,000	5,000,000
Kohler, WI Solid Wst. Disposal RB, Kohler Co. Proj., (LOC: Wachovia Bank), 3.72%, VRDN	4,000,000	4,000,000
Ladysmith, WI Solid Wst. Disposal Fac. RB, Cityforest Corp. Proj., (LOC: Union Bank of CA), 4.00%, VRDN	3,895,000	3,895,000
Maysville, KY Solid Wst. Disposal RB, Inland Container Corp. Proj., 4.05%, 4/9/2001	7,290,000	7,290,000
Oregon EDA RB, Georgia Pacific Corp. Proj., (LOC: Deutsche Bank), 3.77%, VRDN	15,600,000	15,600,000
Pennsylvania EDA RB, Babcock & Wilcox Co., Ser. A2, 3.90%, VRDN	4,750,000	4,750,000
Riedel, OR Metropolitan Svcs. Dist. Wst. Disposal RB, Compost Co. Proj., (LOC: U.S. Bank), 3.35%, VRDN	3,900,000	3,900,000

		53,070,000

Transportation – 1.1%
Central Puget Sound, WA Regional RB, Ser. 360, 3.72%, VRDN	2,275,000	2,275,000
Colorado Pub. Hwy. Auth. RB, Ser. 325, 3.72%, VRDN	5,502,500	5,502,500
Regional Transport, IL Auth. RB, Ser. ZTC, 3.67%, VRDN	9,885,000	9,885,000

		17,662,500

Utility – 12.0%
Arizona Agricultural Improvement RB, Salt River Proj., Ser. 308, 3.72%, VRDN	7,495,000	7,495,000
California Infrastructure RB, Independent Systems Operating Corp. Proj., Ser. C, 5.85%, VRDN	10,000,000	10,000,000

EVERGREEN
Select Municipal Money Market Fund
Schedule of Investments (continued)
February 28, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Utility – continued
California PCRB, Pacific Gas & Elec. Proj.:
Ser. 96C, 6.20%, VRDN	$ 11,500,000	$ 11,500,000
Ser. 97B, 6.00%, VRDN	17,800,000	17,800,000
Carlton, WI PCRB, Wisconsin Power & Light Proj., 3.40%, VRDN	4,500,000	4,500,000
Carroll Cnty., KY Solid Wst. RB, Kentucky Utilities Proj., Ser. A, 3.85%, VRDN	37,100,000	37,100,000
Chula Vista, CA IDRB:
Ser. 1992-C, 5.00%, 3/9/2001	3,750,000	3,750,000
San Diego Gas & Elec.:
Ser. B, 5.10%, VRDN	7,100,000	7,100,000
Ser. C, 4.00%, VRDN	9,300,000	9,300,000
Hawaii Dept. Budget & Fin. RB, 5.50%, 3/9/2001	7,000,000	7,000,000
Illinois Dev. Fin. Auth. PCRB, Amerencips Proj.:
Ser. A, 3.60%, VRDN	11,650,000	11,650,000
Ser. B, 3.60%, VRDN	4,000,000	4,000,000
Jefferson Cnty, KY RB, Ser. 1996A, 4.50%, 4/18/2001	4,500,000	4,500,000
Matagorda Cnty., TX Navigation Dist. 1 RB, 3.82%, VRDN	6,695,000	6,695,000
Plaquemines, LA Port RB, Electro-Coal Transfer Proj., 4.00%, 4/5/2001	16,700,000	16,700,000
San Diego, CA IDRB, San Diego Gas & Elec. Proj., Ser. 1995 A, 5.00%, 3/9/2001	7,000,000	7,000,000
Santa Cruz Cnty., AZ Dev. Auth. RB, Citizen Communication Proj., 5.50%, 3/9/2001	5,000,000	5,000,000
South Carolina Pub. Svc. Auth. RB, Ser. 265, 3.72%, VRDN	2,995,000	2,995,000
Trimble Cnty. KY PCRB, Louisville Gas & Elec. Proj.:
4.50%, 4/18/2001	1,000,000	1,000,000
4.75%, 4/10/2001	17,700,000	17,700,000

		192,785,000

Water & Sewer – 1.7%
Honolulu, HI City & Cnty. RB, Ser. 400, 3.72%, VRDN	3,462,500	3,462,500
Jefferson Cnty., AL Swr. RB, Ser. 323, 3.72%, VRDN	9,495,000	9,495,000
Olcese, CA Water Dist. COP, 4.95%, 4/20/2001	9,800,000	9,800,000
Texas Wtr. Dev. Board RB, Ser. 264, 3.72%, VRDN	4,310,000	4,310,000

		27,067,500

Total Municipal Obligations (cost $1,571,169,415)		1,571,169,415

U.S. TREASURY OBLIGATIONS – 0.7%
U.S. Treasury Bills, 4.90%, 3/1/2001 (cost 11,800,000)	11,800,000	11,800,000

EVERGREEN
Select Municipal Money Market Fund
Schedule of Investments (continued)
February 28, 2001

	Shares	Value

MUTUAL FUND SHARES – 1.2%
Federated Municipal Obligation Fund	11,100,000	$ 11,100,000
Federated Tax Free Obligation Fund	7,700,000	7,700,000

Total Mutual Fund Shares (cost $18,800,000)		18,800,000

Total Investments – (cost $1,601,769,415) – 99.6%		1,601,769,415
Other Assets and Liabilities – 0.4%		6,567,547

Net Assets – 100.0%		$ 1,608,336,962

The following table shows the percent of portfolio assets invested by geographic location as of February 28, 2001.

State	Percentage of Portfolio Assets	State	Percentage of Portfolio Assets	State	Percentage of Portfolio Assets

Alaska	0.4%	Indiana	5.3%	Ohio	2.1%
Alabama	2.7%	Kansas	1.0%	Oklahoma	0.1%
Arkansas	0.9%	Kentucky	7.9%	Oregon	1.3%
Arizona	1.4%	Louisiana	2.0%	Pennsylvania	0.3%
California	6.0%	Massachusetts	1.1%	Rhode Island	2.2%
Colorado	3.4%	Maine	0.5%	South Carolina	4.6%
Connecticut	0.1%	Missouri	0.5%	Tennessee	1.4%
Washington D.C.	1.2%	Mississippi	0.6%	Texas	2.8%
Delaware	2.1%	North Carolina	0.8%	Utah	0.2%
Florida	2.2%	Nebraska	0.6%	Virginia	0.7%
Georgia	5.5%	New Hampshire	0.2%	Vermont	0.5%
Hawaii	1.3%	New Jersey	0.7%	Washington	2.6%
Iowa	0.2%	New Mexico	0.2%	Wisconsin	2.2%
Idaho	1.1%	Nevada	0.5%	West Virginia	0.4%
Illinois	5.6%	New York	0.3%	Wyoming	1.4%
				Non State Specific	20.9%

					100.0%

See Combined Notes to Schedules of Investments.

EVERGREEN
Select Treasury Money Market Fund
Schedule of Investments
February 28, 2001

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – 4.9%

U.S. Treasury Notes:
4.875%, 3/31/2001 †	$ 65,000,000	$ 64,922,233
5.25%, 5/31/2001 †	50,000,000	49,811,597
5.625%, 5/15/2001 †	50,000,000	49,922,943

Total U.S. Treasury Obligations (cost $164,656,773)		164,656,773

REPURCHASE AGREEMENTS – 100.5%

ABN Amro, Inc., 5.37%, dated 2/28/2001, maturing 3/01/2001, maturity value $150,022,375, (1)	150,000,000	150,000,000
Barclays DeZeote Wedd Securities, 5.37%, dated 2/26/2001, maturing 3/05/2001, maturity value $150,156,625, (2)	150,000,000	150,000,000
Bear Stearns Co., 5.46%, dated 2/28/2001, maturing 3/01/2001, maturity value $100,015,167, (3)	100,000,000	100,000,000
Credit Suisse First Boston Corp., 5.40%, dated 2/28/2001, maturing 3/01/2001, maturity value $150,022,500, (4)	150,000,000	150,000,000
Deutsche Bank AG, 5.40%, dated 1/19/2001, maturing 5/15/2001, maturity value $51,442,288, (5)pp	50,562,500	50,562,500
Dresdner Bank AG, 5.38%, dated 2/28/2001, maturing 3/01/2001, maturity value $150,022,417, (6)	150,000,000	150,000,000
Goldman Sachs Group, Inc., 5.36%, dated 2/28/2001, maturing 3/01/2001, maturity value $150,022,333, (7)	150,000,000	150,000,000
Greenwich Capital Markets, 5.38%, dated 2/28/2001, maturing 3/01/2001, maturity value $150,022,417, (8)	150,000,000	150,000,000
HSBC Securities, Inc., 5.38%, dated 2/26/2001, maturing 3/05/2001, maturity value $150,156,917, (9)	150,000,000	150,000,000
JP Morgan & Co., 5.40%, dated 2/28/2001, maturing 3/01/2001, maturity value $150,022,500, (10)	150,000,000	150,000,000
Lehman Brothers, Inc., 5.35%, dated 2/28/2001, maturing 3/01/2001, maturity value $150,022,292, (11)	150,000,000	150,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.38%, dated 2/28/2001, maturing 3/01/2001, maturity value $150,022,417, (12)	150,000,000	150,000,000
Morgan Stanley & Co., 5.33%, dated 2/28/2001, maturing 3/01/2001, maturity value $150,022,208, (13)	150,000,000	150,000,000
Salomon Smith Barney, Inc., 5.38%, dated 2/26/2001, maturing 3/05/2001, maturity value $445,459,142, (14)	445,000,000	445,000,000
Societe Generale:
5.35%, dated 1/19/2001, maturing 5/31/2001, maturity value $51,363,190, (15)pp	50,375,000	50,375,000
5.37%, dated 2/28/2001, maturing 3/01/2001, maturity value $237,633,203, (16)	237,597,761	237,597,761
5.50%, dated 1/19/2001, maturing 4/02/2001, maturity value $66,628,648, (17)pp	65,893,750	65,893,750
State Street Bank & Trust Co., 5.37%, dated 2/28/2001, maturing 3/01/2001, maturity value $150,022,375, (18)	150,000,000	150,000,000

EVERGREEN
Select Treasury Money Market Fund
Schedule of Investments (continued)
February 28, 2001

	Principal Amount	Value

REPURCHASE AGREEMENTS – continued
Warburg Dillon Reed LLC:
5.38%, dated 2/28/2001, maturing 3/01/2001, maturity value $150,022,417, (19)	$ 150,000,000	$ 150,000,000
5.48%, dated 2/28/2001, maturing 3/01/2001, maturity value $300,045,667, (20)	300,000,000	300,000,000
West Deutsche Landesbank, 5.39%, dated 2/28/2001, maturing 3/01/2001, maturity value $150,022,458, (21)	150,000,000	150,000,000

Total Repurchase Agreements (cost $3,349,429,011)		3,349,429,011

Total Investments – (cost $3,514,085,784) – 105.4%		3,514,085,784
Other Assets and Liabilities – (5.4%)		(179,719,112)

Net Assets – 100.0%		$ 3,334,366,672

See Combined Notes to Schedules of Investments.

EVERGREEN
Select U.S. Government Money Market Fund
Schedule of Investments
February 28, 2001

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 70.4%

FHLB:
5.23%, 3/7/2001	$ 25,000,000	$ 25,000,000
5.42%, 1/18/2002	5,000,000	5,000,000
6.375%, 12/20/2001	20,000,000	20,000,000
FRN:
5.24%, 3/7/2001	10,000,000	10,000,000
5.46%, 3/1/2001	35,000,000	34,982,928
FNMA:
5.39%, 3/7/2001	15,000,000	15,000,000
5.53%, 3/1/2001	25,000,000	25,000,000
6.84%, 7/18/2001	8,000,000	8,000,274
MTN, 5.40%, 1/28/2002	20,000,000	20,000,000
MTN, FRN, 5.53%, 3/1/2001	35,000,000	35,000,000
SLMA:
5.26%, 3/5/2001	11,000,000	11,001,736
5.27%, 3/7/2001	6,000,000	5,992,641
5.34%, 3/5/2001	115,000,000	115,000,000
5.35%, 3/5/2001	35,000,000	35,000,000

Total U.S. Government & Agency Obligations (cost $364,977,579)		364,977,579

REPURCHASE AGREEMENTS – 29.2%
ABN Amro, Inc., 5.37%, dated 2/28/2001, maturing 3/1/2001, maturity value $100,014,917 (22)	100,000,000	100,000,000
Societe Generale, 5.37%, dated 2/28/2001, maturing 3/1/2001, maturity value $51,354,120 (23)	51,346,461	51,346,461

Total Repurchase Agreements (cost $151,346,461)		151,346,461

Total Investments – (cost $516,324,040) – 99.6%		516,324,040
Other Assets and Liabilities – 0.4%		2,295,264

Net Assets – 100.0%		$ 518,619,304

See Combined Notes to Schedules of Investments.

EVERGREEN
Select 100% Treasury Money Market Fund
Schedule of Investments
February 28, 2001

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – 100.0%

U.S. Treasury Bills – 74.4%
4.82%, 3/15/2001	$ 30,906,000	$ 30,848,068
4.86%, 4/19/2001	13,549,000	13,459,466
4.875%, 4/26/2001	50,000,000	49,620,833
4.91%, 4/19/2001	120,000,000	119,198,034
4.92%, 5/17/2001	442,000	437,349
4.95%, 5/17/2001	15,968,000	15,798,939
4.96%, 5/3/2001	9,258,000	9,177,641
4.97%, 5/3/2001	1,627,000	1,612,849
5.00%, 4/19/2001	12,218,000	12,134,850
5.01%, 4/26/2001	6,170,000	6,121,915
5.02%, 4/26/2001	1,912,000	1,897,069
5.03%, 4/26/2001	3,348,000	3,321,804
5.07%, 4/19/2001	1,466,000	1,455,883
5.125%, 4/19/2001	4,607,000	4,574,863
5.13%, 4/19/2001	289,000	286,982
5.15%, 4/19/2001	3,473,000	3,448,679
5.17%, 3/8/2001	11,560,000	11,548,379
5.19%, 4/12/2001	5,848,000	5,812,590
5.49%, 5/17/2001	25,134,000	24,838,864
5.50%, 3/15/2001	7,719,000	7,702,490
5.58%, 5/3/2001	2,958,000	2,929,115
5.60%, 3/8/2001	4,084,000	4,079,553
5.64%, 3/29/2001	1,363,000	1,357,021
5.69%, 3/29/2001	50,000,000	49,778,722
5.75%, 3/1/2001	8,115,000	8,115,000

		389,556,958

U.S. Treasury Notes – 25.6%
4.875%, 3/31/2001	10,000,000	9,988,554
5.00%, 4/30/2001	977,000	974,810
5.25%, 5/31/2001	50,000,000	49,919,803
5.50%, 8/31/2001	490,000	491,208
5.75%, 6/30/2001	24,460,000	24,407,345
6.25%, 4/30/2001	38,345,000	38,341,922
6.375%, 3/31/2001	1,872,000	1,872,022
6.50%, 8/31/2001	7,868,000	7,874,856

		133,870,520

Total Investments – (cost $523,427,478) – 100.0%		523,427,478
Other Assets and Liabilities – 0.0%		13,428

Net Assets – 100.0%		$ 523,440,906

See Combined Notes to Schedules of Investments.

Combined Notes to Schedules of Investments

Symbol	Description

144A
Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933 as amended. This security has been determined to be liquid under guidelines established by the board Board of Trustees.

pp	Represents investment of cash collateral received for securities on loan.
+
All or a portion of this security is an illiquid security, and is valued using market quotations where readily available. In the absence of market quotations, this security is valued based upon their fair value determined under procedures approved by The Board of Trustees.

†	All or a portion of this security is on loan.

The repurchase agreements are fully collateralized by:
(1)	$313,884,000 U.S. Treasury STRIPS, 0.00%, 08/15/2007 to 05/15/2020; value including accrued interest – $153,000,322.
(2)
$839,000 U.S. Treasury STRIPS, 0.00%, 02/15/2006; value including accrued interest – $660,615, $7,042,000 U.S. Treasury Bonds, 9.975% to 10.635%, 02/15/2006 to 08/15/2015; value including accrued interest – $8,614,353, $137,309,000 U.S. Treasury Notes, 4.875% to 6.50%, 03/31/2001 to 10/15/2006; value including accrued interest –  $143,725,147.

(3)	$153,620,674 GNMA, 6.00% to 7.375%, 02/15/2016 to 07/20/2030; value including accrued interest – $102,862,947.
(4)	$138,810,000 U.S. Treasury Notes, 3.375%, 01/15/2007; value including accrued interest – $154,572,679.
(5)	$64,316,361 GNMA, 5.50% to 7.50%, 12/20/2024 to 04/20/2030; value including accrued interest – $51,573,750.
(6)	$2,605,000 U.S. Treasury Bills, 0.00%, 04/19/2001; value including accrued interest – $2,586,687, $105,560,000 U.S. Treasury Bonds, 12.00%, 08/15/2013; value including accrued interest – $150,416,602.
(7)
$44,562,000 U.S. Treasury Notes, 5.00% to 6.00%, 08/15/2009 to 02/15/2011; value including accrued interest –  $45,331,819, $89,577,000 U.S. Treasury Bonds, 9.375%, 02/15/2006; value including accrued interest – $107,668,662.

(8)	$147,951,000 U.S. Treasury Notes, 4.75% to 6.00%, 09/30/2002 to 11/15/2008; value including accrued interest – $153,003,712.
(9)	$357,403,000 U.S. Treasury STRIPS, 0.00% to 10.75%, 11/15/2001 to 02/15/2029; value including accrued interest – $152,802,276.
(10)	$152,536,000 U.S. Treasury Note, 4.625%, 02/28/2003; value including accrued interest – $153,000,777.
(11)	$285,025,000 U.S. Treasury STRIPS, 0.00% to 11.25%, 05/15/2003 to 05/15/2020; value including accrued interest – $153,000,426.
(12)	$111,448,000 U.S. Treasury Bonds, 7.875% to 9.00%, 11/15/2018 to 02/15/2021; value including accrued interest – $153,005,275.
(13)	$150,080,000 U.S. Treasury Notes, 5.75% to 7.50%, 06/30/2001 to 11/15/2001; value including accrued interest – $153,754,200.
(14)
$850,220,000 U.S. Treasury STRIPS, 0.00% to 9.125%, 05/15/2002 to 05/15/2021; value including accrued interest –  $453,167,688, $920,000 U.S. Treasury Bonds, 8.125%, 08/15/2019; value including accrued interest – $1,178,193.

(15)	$54,420,000 GNMA, 7.50%, 09/15/2029 to 07/20/2030; value including accrued interest – $52,941,069.
(16)	$491,665,000 U.S. Treasury STRIPS, 0.00%, 11/15/2001 to 08/15/2020; value including accrued interest – $242,405,014.
(17)	The repurchase agreement is fully collateralized by the U.S. government and/or agency obligations based on market prices at February 28, 2001, plus accrued interest.
(18)
$41,630,000 U.S. Treasury Notes, 4.75% to 6.25%, 02/15/2007 to 11/15/2008; value including accrued interest –  $42,853,669, $95,420,000 U.S. Treasury Bonds, 6.125% to 10.75%, 05/15/2003 to 05/15/2030; value including accrued interest – $110,182,655.

(19)	$154,085,000 U.S. Treasury Bills, 0.00%, 04/19/2001; value including accrued interest – $153,001,781.
(20)	$364,694,610 GNMA, 5.50% to 9.25%, 04/15/2002 to 02/20/2031; value including accrued interest –$306,003,151.

See Combined Notes to Financial Statements.

Combined Notes to Schedules of Investments (continued)

(21)
$3,000,000 U.S. Treasury Bonds, 6.125%, 08/15/2029; value including accrued interest – $3,274,724, $138,890,000 U.S. Treasury Notes, 6.50% to 7.25%, 05/15/2004 to 10/15/2006; value including accrued interest – $149,981,282.

(22)	$254,251,000 U.S. Treasury Notes, 0.00%, maturing 5/15/2015-11/15/2021, value including accrued interest – $102,000,231.
(23)	$51,634,000 U.S. Treasury Notes, 5.25%-5.50%, maturing 5/31/2001-5/31/2003, value including accrued interest – $52,383,535.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
IDA	Industrial Development Authority
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MSTR	Municipal Securities Trust Receipt
MTN	Medium Term Note
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RACERS	Restricted Assets Security Enhancement
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SLMA	Student Loan Mortgage Association
SPA	Securities Purchase Agreement
STRIPS	Separately Traded Registered Interest and Principal Securities
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 2001.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Combined Notes to Financial Statements.

EVERGREEN
Select Money Market Funds
Statements of Assets and Liabilities
February 28, 2001

	Select Money Market Fund	Select Municipal Fund	Select Treasury Fund	Select U.S. Government Fund	Select 100% Treasury Fund

Assets

Investments in securities	$9,482,237,298	$1,601,769,415	$ 164,656,773	$364,977,579	$523,427,478

Investments in repurchase agreements	0	0	3,349,429,011	151,346,461	0

Investments at amortized cost	9,482,237,298	1,601,769,415	3,514,085,784	516,324,040	523,427,478

Cash	0	1,250,052	0	0	0

Receivable for Fund shares sold	8,055,346	2,449,254	0	61,719,766	0

Interest receivable	57,768,797	6,782,691	4,531,951	4,181,247	1,961,621

Deferred organization expenses	1,968	1,968	1,968	0	0

Receivable from investment advisor	0	0	0	10,022	49,715

Prepaid expenses and other assets	654,972	142,929	769,544	51,413	10,237

Total assets	9,548,718,381	1,612,396,309	3,519,389,247	582,286,488	525,449,051

Liabilities

Distributions payable	27,815,573	3,409,071	12,117,638	2,018,157	1,969,069

Payable for Fund shares redeemed	536,316	546,494	5,000,000	61,541,791	0

Payable for securities on loan	0	0	167,831,644	0	0

Advisory fee payable	28,767	4,838	10,023	0	0

Distribution Plan expenses payable	22,219	3,076	10,548	844	1,956

Due to other related parties	15,664	2,639	5,467	847	853

Accrued expenses and other liabilities	419,782	93,229	47,255	105,545	36,267

Total liabilities	28,838,321	4,059,347	185,022,575	63,667,184	2,008,145

Net assets	$9,519,880,060	$1,608,336,962	$3,334,366,672	$518,619,304	$523,440,906

Net assets represented by

Paid-in capital	$9,524,288,967	$1,608,276,575	$3,334,369,128	$518,591,427	$523,277,687

Undistributed (overdistributed) net investment income	0	60,387	0	27,877	163,219

Accumulated net realized losses on securities	(4,408,907)	0	(2,456)	0	0

Total net assets	$9,519,880,060	$1,608,336,962	$3,334,366,672	$518,619,304	$523,440,906

Net assets consists of

Class I	$6,261,504,556	$1,156,026,793	$1,784,059,139	$391,050,735	$239,203,596

Class IS	3,258,375,504	452,310,169	1,550,307,533	127,568,569	284,237,310

Total net assets	$9,519,880,060	$1,608,336,962	$3,334,366,672	$518,619,304	$523,440,906

Shares outstanding

Class I	6,264,001,317	1,155,975,158	1,784,060,933	391,031,430	239,086,234

Class IS	3,260,309,281	452,298,408	1,550,307,445	127,561,264	284,191,453

Net asset value per share

Class I	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Class IS	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

See Combined Notes to Financial Statements.

EVERGREEN
Select Money Market Funds
Statements of Operations
Year Ended February 28, 2001

	Select Money Market Fund	Select Municipal Fund	Select Treasury Fund	Select U.S. Government Fund	Select 100% Treasury Fund

Investment income

Interest	$433,069,840	$57,031,403	$198,216,564	$21,784,170	$35,252,055

Expenses

Advisory fee	7,321,561	1,426,251	3,513,429	411,826	1,244,321

Distribution Plan expenses	6,803,555	777,767	3,626,216	236,906	686,951

Administrative services fees	3,993,578	777,089	1,916,416	205,913	355,520

Transfer agent fee	194,954	63,510	51,265	5,143	1,156

Trustees’ fees and expenses	129,264	19,153	19,033	2,694	11,889

Printing and postage expenses	59,521	14,673	29,062	4,471	4,553

Custodian fee	1,205,811	306,047	620,698	77,787	137,257

Registration and filing fees	700,778	70,092	39,935	130,829	53,669

Professional fees	27,476	19,702	23,349	15,559	17,882

Organization expenses	2,741	2,741	2,741	0	0

Other	20,868	6,033	821	3,817	34,667

Total expenses	20,460,107	3,483,058	9,842,965	1,094,945	2,547,865

Less: Expense reductions	(294,856)	(69,070)	(129,609)	(17,549)	(24,788)

Fee waivers	0	0	0	(152,731)	(1,149,197)

Net expenses	20,165,251	3,413,988	9,713,356	924,665	1,373,880

Net investment income	412,904,589	53,617,415	188,503,208	20,859,505	33,878,175

Net realized gains or losses on securities	(3,721,979)	96,471	0	26,894	127,778

Net increase in net assets resulting from operations	$409,182,610	$53,713,886	$188,503,208	$20,886,399	$34,005,953

See Combined Notes to Financial Statements.

EVERGREEN
Select Money Market Funds
Statements of Changes in Net Assets
Year Ended February 28, 2001

	Select Money Market Fund	Select Municipal Fund	Select Treasury Fund	Select U.S. Government Fund	Select 100% Treasury Fund

Operations

Net investment income	$ 412,904,589	$ 53,617,415	$ 188,503,208	$ 20,859,505	$ 33,878,175

Net realized gains or losses on securities	(3,721,979)	96,471	0	26,894	127,778

Net increase in net assets resulting from operations	409,182,610	53,713,886	188,503,208	20,886,399	34,005,953

Distributions to shareholders from net investment income

Class I	(248,186,042)	(41,468,573)	(104,830,797)	(15,231,077)	(18,478,114)

Class IS	(164,718,547)	(12,210,950)	(83,672,411)	(5,628,428)	(15,400,061)

Total distributions to shareholders	(412,904,589)	(53,679,523)	(188,503,208)	(20,859,505)	(33,878,175)

Capital share transactions

Proceeds from shares sold	41,746,186,531	2,950,617,697	13,415,655,379	1,738,963,001	1,609,358,763

Net asset value of shares issued in reinvestment of distributions	117,990,107	11,752,006	13,703,985	2,452,806	5,207,794

Payment for shares redeemed	(38,888,232,194)	(2,420,230,089)	(13,287,927,839)	(1,360,987,456)	(1,622,671,040)

Net increase (decrease) in net assets resulting from capital share transactions	2,975,944,444	542,139,614	141,431,525	380,428,351	(8,104,483)

Total increase (decrease) in net assets	2,972,222,465	542,173,977	141,431,525	380,455,245	(7,976,705)

Net assets

Beginning of period	6,547,657,595	1,066,162,985	3,192,935,147	138,164,059	531,417,611

End of period	$ 9,519,880,060	$ 1,608,336,962	$ 3,334,366,672	$ 518,619,304	$ 523,440,906

Undistributed (overdistributed) net investment income	$ 0	$ 60,387	$ 0	$ 27,877	$ 163,219

See Combined Notes to Financial Statements.

EVERGREEN
Select Money Market Funds
Statements of Changes in Net Assets
Year Ended February 29, 2000

	Select Money Market Fund	Select Municipal Fund	Select Treasury Fund	Select U.S. Government Fund (a)	Select 100% Treasury Fund

Operations

Net investment income	$ 289,265,339	$ 37,146,805	$ 164,896,424	$ 1,906,698	$ 26,271,042

Net realized gains or losses on securities	(269,420)	26,024	0	(284)	(119,576)

Net increase in net assets resulting from operations	288,995,919	37,172,829	164,896,424	1,906,414	26,151,466

Distributions to shareholders from net investment income

Class I	(165,834,341)	(32,915,254)	(93,059,989)	(1,906,650)	(19,710,811)

Class IS	(123,430,998)	(4,341,432)	(71,836,435)	(48)	(6,560,532)

Total distributions to shareholders	(289,265,339)	(37,256,686)	(164,896,424)	(1,906,698)	(26,271,343)

Capital share transactions

Proceeds from shares sold	32,569,439,105	2,130,199,709	13,269,568,499	219,754,596	1,775,217,307

Net asset value of shares issued in reinvestment of distributions	98,222,629	4,036,456	9,535,533	1,066,129	1,210,695

Payment for shares redeemed	(31,442,994,296)	(2,069,232,670)	(13,619,550,894)	(82,656,382)	(1,889,438,632)

Net asset value of shares issued in acquisition of CoreFund Liquidity Fund	227,071,680	0	0	0	0

Net increase (decrease) in net assets resulting from capital share transactions	1,451,739,118	65,003,495	(340,446,862)	138,164,343	(113,010,630)

Total increase (decrease) in net assets	1,451,469,698	64,919,638	(340,446,862)	138,164,059	(113,130,507)

Net assets

Beginning of period	5,096,187,897	1,001,243,347	3,533,382,009	0	644,548,118

End of period	$ 6,547,657,595	$ 1,066,162,985	$ 3,192,935,147	$138,164,059	$ 531,417,611

Undistributed net investment income	$ 0	$ 26,024	$ 0	$ 1,463	$ 155,017

(a)	For the period from October 1, 1999 (commencement of operations) to February 29, 2000.

See Combined Notes to Financial Statements.

Combined Notes to Financial Statements

1. ORGANIZATION

The Evergreen Select Money Market Funds consist of Evergreen Select Money Market Fund (“Select Money Market Fund”), Evergreen Select Municipal Money Market Fund (“Select Municipal Fund”), Evergreen Select Treasury Money Market Fund (“Select Treasury Fund”), Evergreen Select U.S. Government Money Market Fund (“Select U.S. Government Fund”) and Evergreen Select 100% Treasury Money Market Fund (“Select 100% Treasury Fund”), (collectively, the “Funds”). Each Fund is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Funds offer Institutional (“Class I”) and Institutional Service (“Class IS”) classes of shares. Each class is sold without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

B. Repurchase Agreements
Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Securities Lending
The Funds, except Select 100% Treasury Fund, may lend their securities to certain qualified brokers in order to earn additional income. The Funds receive compensation in the form of fees or interest earned on the investment of any cash collateral received. The Funds receive collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Funds could experience delays and costs in recovering the loaned securities or in gaining access to the collateral.

D. Security Transactions and Investment Income
Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Combined Notes to Financial Statements (continued)

E. Federal Taxes
Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

F. Distributions
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date.

Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

G. Class Allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

H. Organization Expenses
Organization expenses for each Fund, except Select U.S. Government Fund and Select 100% Treasury Fund, are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

First Union National Bank (“FUNB”), a subsidiary of First Union Corporation (“First Union”), is the investment advisor to the Funds and is paid a management fee that is calculated and paid daily at the annual rates of each Fund’s average daily net assets as identified below.

Annual Rate

Select Money Market Fund	0.11%
Select Municipal Fund	0.11%
Select Treasury Fund	0.11%
Select U.S. Government Fund	0.12%
Select 100% Treasury Fund	0.21%

During the year ended February 28, 2001, the amount of investment advisory fees waived by the investment advisor and the impact on each Fund’s expense ratio represented as a percentage of its average daily net assets were as follows:

	Fees Waived	% of Average Daily Net Assets

Select U.S. Government Fund	$ 152,731	0.04%
Select 100% Treasury Fund	1,149,197	0.19%

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly owned subsidiary of First Union, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel and is paid an administrative fee of 0.06% of each Fund’s average daily net assets. Prior to May 1, 2000, The BISYS Group, Inc. (“BISYS”) served as the sub-administrator to the Funds and provided the officers of the Funds. For the Funds, the sub-administrator was paid by the administrator out of its fees until the sub-administration agreement with BISYS was terminated on April 30, 2000. During the year ended February 28, 2001, the Funds paid or accrued to EIS the following amounts for administrative and sub-administrative services:

Combined Notes to Financial Statements (continued)

	Administration Fee	Sub-Administration Fee

Select Money Market Fund	$3,980,508	$13,070
Select Municipal Fund	774,821	2,268
Select Treasury Fund	1,909,453	6,963
Select U.S. Government Fund	205,564	349
Select 100% Treasury Fund	354,376	1,144

Evergreen Service Company, LLC (“ESC”), an indirect, wholly owned subsidiary of First Union, is the transfer and dividend disbursing agent for the Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of the BISYS Group, Inc. (“BISYS”), serves as principal underwriter to the Funds.

Each Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for its Class IS shares. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other specified services. These costs consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund. Under the Distribution Plans, Class IS shares incur distribution fees equal to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated and paid daily.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITIONS

Effective close of business on July 27, 1999, Select Money Market Fund acquired substantially all the assets and assumed certain liabilities of CoreFund Liquidity Fund, a common trust fund managed by FUNB, in a tax-free exchange for Class I shares. The value of the net assets acquired, valued at $1.00 per share, was $227,071,680 and immediately following the conversion the combined net assets of Select Money Market Fund amounted to $6,050,907,098.

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class I and Class IS shares. Transactions in shares (valued at $1.00 per share) of the Funds were as follows:

SELECT MONEY MARKET FUND

	Year Ended February 28, 2001	Year Ended February 29, 2000

Class I
Shares sold	31,690,217,999	23,080,631,747
Shares issued in reinvestment of distributions	37,444,084	45,506,484
Shares issued in connection with the acquisition of CoreFund Liquidity Fund	0	227,071,680
Shares redeemed	(29,312,054,316)	(22,358,544,320)

Net increase	2,415,607,767	994,665,591

Class IS
Shares sold	10,055,968,532	9,488,807,358
Shares issued in reinvestment of distributions	80,541,215	52,716,145
Shares redeemed	(9,576,177,877)	(9,084,449,976)

Net increase	560,331,870	457,073,527

Combined Notes to Financial Statements (continued)

SELECT MUNICIPAL FUND

	Year Ended February 28, 2001	Year Ended February 29, 2000

Class I
Shares sold	2,147,670,975	1,648,538,025
Shares issued in reinvestment of distributions	1,559,146	1,426,361
Shares redeemed	(1,930,358,208)	(1,570,013,103)

Net increase	218,871,913	79,951,283

Class IS
Shares sold	802,942,736	481,661,684
Shares issued in reinvestment of distributions	10,192,860	2,610,095
Shares redeemed	(489,871,880)	(499,219,567)

Net increase (decrease)	323,263,716	(14,947,788)

SELECT TREASURY FUND

	Year Ended February 28, 2001	Year Ended February 29, 2000

Class I
Shares sold	7,790,756,867	6,846,889,805
Shares issued in reinvestment of distributions	782,732	1,746,438
Shares redeemed	(7,693,466,848)	(7,224,190,116)

Net increase (decrease)	98,072,751	(375,553,873)

Class IS
Shares sold	5,624,898,512	6,422,678,694
Shares issued in reinvestment of distributions	12,921,253	7,789,095
Shares redeemed	(5,594,460,991)	(6,395,360,778)

Net increase	43,358,774	35,107,011

SELECT U.S. GOVERNMENT FUND

	Year Ended February 28, 2001	Year Ended February 29, 2000 (a)

Class I
Shares sold	809,905,487	219,746,985
Shares issued in reinvestment of distributions	1,792,894	1,066,129
Shares redeemed	(558,823,683)	(82,656,382)

Net increase	252,874,698	138,156,732

Class IS
Shares sold	929,057,514	7,611
Shares issued in reinvestment of distributions	659,912	0
Shares redeemed	(802,163,773)	0

Net increase	127,553,653	7,611

(a)	For the period from October 1, 1999 (commencement of class operation) to February 29, 2000.

SELECT 100% TREASURY FUND

	Year Ended February 28, 2001	Year Ended February 29, 2000

Class I
Shares sold	778,629,209	1,095,298,656
Shares issued in reinvestment of distributions	3,173,173	897,571
Shares redeemed	(895,646,878)	(1,289,242,604)

Net decrease	(113,844,496)	(193,046,377)

Class IS
Shares sold	830,729,554	679,918,651
Shares issued in reinvestment of distributions	2,034,621	313,124
Shares redeemed	(727,024,162)	(600,196,028)

Net increase	105,740,013	80,035,747

Combined Notes to Financial Statements (continued)

7. SECURITIES TRANSACTIONS

The Select Treasury Fund loaned securities during the year ended February 28, 2001 to certain brokers. At February 28, 2001, the value of securities on loan and the value of collateral (including accrued interest) amounted to $164,656,773 and $167,831,644, respectively. During the year ended February 28, 2001, the Select Treasury Fund earned $740,689 in income from securities lending.

On February 28, 2001, the cost of investments for federal income tax purposes of each Fund was the same as for financial reporting purposes.

As of February 28, 2001, the Funds had capital loss carryovers for federal income tax purposes as follows:

	Total	Expiration
		2004	2005	2006	2007	2008	2009

Select Money Market Fund	$4,397,796	$ 0	$5,662	$134,609	$238,898	$231,626	$3,787,001
Select Treasury Fund	2,456	384	0	2,072	0	0	0

Certain portions of the capital loss carryovers of the Select Money Market Fund and Select Treasury Fund were assumed as a result of acquisitions.

For income tax purposes, capital losses incurred after October 31 within a Fund’s fiscal year are deemed to arise on the first business day of the Fund’s following fiscal year. The Select Money Market Fund has incurred and will elect to defer post October losses of $11,111.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and their custodian, a portion of fund expenses have been reduced. The amount of expense reductions received by each Fund and the impact of the total expense reductions on each Fund’s annualized expense ratio represented as a percentage of its average net assets were as follows:

	Total Expense Reductions	% of Average Net Assets

Select Money Market Fund	$294,856	0.00%
Select Municipal Fund	69,070	0.01%
Select Treasury Fund	129,609	0.00%
Select U.S. Government Fund	17,549	0.01%
Select 100% Treasury Fund	24,788	0.00%

9. DEFERRED TRUSTEES’ FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Funds and certain other Evergreen Funds share in a $775 million unsecured revolving credit commitment to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the Funds are charged an annual commitment fee of 0.10% of the unused balance, which is allocated pro rata. For its assistance in arranging the financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $150,000, which was charged to the Funds and also allocated pro rata.

During the year ended February 28, 2001, the Funds had no borrowings under this agreement.

Combined Notes to Financial Statements (continued)

11. NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. Among other things, the revised Guide amends certain accounting practices and disclosures presently used, such as treatment of payments by affiliates, excess expense plan accounting, reporting by multiple-class funds, and certain financial statement disclosures. While some of the Guide’s requirements will not be effective until the SEC amends its disclosure and reporting requirements, other requirements are effective presently. Adopting these requirements will not have a material impact on the Funds’ financial statements.

Independent Auditors’ Report

The Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund, Evergreen Select Treasury Money Market Fund, Evergreen Select U.S. Government Money Market Fund and Evergreen Select 100% Treasury Money Market Fund, portfolios of the Evergreen Select Money Market Trust, as of February 28, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets, and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended February 28, 1999, were audited by other auditors, whose report dated April 12, 1999 expressed an unqualified opinion thereon.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of the Evergreen Money Market Trust as of February 28, 2001, the results of their operations, changes in their net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
April 6, 2001

Additional Information (Unaudited)

Federal Tax Distributions

For the fiscal year ended February 28, 2001, the percentage representing the portion of distributions from net investment income, which are exempt from federal income tax, other than alternative minimum tax for Select Municipal Fund is 99.26%.

Evergreen Select Funds*

Money Market	Growth and Income/
Money Market Fund	Balanced
Treasury Money Market Fund	Equity Income Fund
100% Treasury Money Market Fund	Balanced Fund
Municipal Money Market Fund
U.S. Government Money Market Fund	Growth
Special Equity Fund
Municipal Fixed	Small Cap Growth Fund
Income	Secular Growth Fund
Intermediate Term Municipal Bond Fund	Strategic Growth Fund
Core Equity Fund
Taxable Fixed	Equity Index Fund
Income	Strategic Value Fund
International Bond Fund
Income Plus Fund
Core Bond Fund
Fixed Income Fund
Adjustable Rate Fund
Limited Duration Fund

*Minimum investment in an Evergreen Select Fund is $1,000,000.

84774	540713 4/2001